ORDINARY SHARES (Details) - shares	Jun. 30, 2023	Dec. 31, 2022
ORDINARY SHARES
Ordinary shares, shares issued	340,655,139	338,498,819
Ordinary shares, shares outstanding	340,655,139	338,498,819